Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Current and Deferred Components of the Income Tax (Credit)/Expense

The current and deferred components of the income tax (credit)/expense are as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current	-	-	29	4
Deferred (note 18)	(7,150)	10,425	6,911	988

Total income tax (credit)/expense for the year	(7,150)	10,425	6,940	992

Schedule of Reconciliation between the Income Tax Expense/(Credit)

Reconciliation between the income tax expense/(credit) computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Loss before tax	(932,862)	(395,255)	(1,236,047)	(176,753)
Income tax computed at the statutory tax rate	(244,549)	(70,114)	(287,881)	(41,166)
Lower tax rate for a specific entity	59,396	7,112	59,759	8,545
Statutory income and expense	2,824	(17,534)	(12,900)	(1,845)
Items not subject to tax	(4,093)	(7,236)	(7,533)	(1,076)
Items not deductible for tax	9,192	24,045	49,582	7,091
Research and development super-deduction	(67,525)	(75,135)	(48,919)	(6,995)
(Gain)/loss attributable to joint ventures	(269)	71	(78)	(11)
Provision to return	23,311	(35,342)	68,391	9,779
Effect of tax rate changes on deferred taxes	(56,104)	(10,822)	(71,206)	(10,183)
Uncertain tax position	-	23,665	14,236	2,036
Effect of withholding tax on the interest income of the Group’s HK subsidiary	-	-	29	4
Tax loss expired	-	31,670	29,628	4,237
Deductible temporary differences not recognized	33,235	71,465	49,919	7,138
Tax losses not recognized	237,432	68,580	163,913	23,438
Income tax (credit)/expense at the Group’s effective rate	(7,150)	10,425	6,940	992